PREMISES AND EQUIPMENT, NET - Summary of Premise and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PREMISES AND EQUIPMENT, NET
Premises and equipment, gross	$ 61,631	$ 75,328
Less: Accumulated depreciation and amortization	(54,758)	(63,434)
Total	6,873	11,894
Computer hardware and software
PREMISES AND EQUIPMENT, NET
Premises and equipment, gross	50,452	52,837
Leasehold improvements
PREMISES AND EQUIPMENT, NET
Premises and equipment, gross	5,927	14,792
Furniture and fixtures
PREMISES AND EQUIPMENT, NET
Premises and equipment, gross	4,441	5,882
Office equipment and other
PREMISES AND EQUIPMENT, NET
Premises and equipment, gross	$ 811	$ 1,817